Note 5 - Personnel Expenses Including Share-based Remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of personnel expenses including share-based remuneration [text block]
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Personnel expenses including share-based remuneration	2016	2016	2017	2018
Salaries including bonuses	26,599	3,965	25,895	26,697
Social security cost, excluding amounts related to share-based remuneration	4,260	1,007	4,235	3,428
External temporary hires	672	27	686	1,687
Defined-contribution pension cost	1,555	429	2,068	2,066
Other personnel related expenses	1,493	544	1,935	2,244
Personnel expenses excluding share-based remuneration	34,579	5,972	34,819	36,121
Share-based remuneration, including related social security costs	914	—	9,496	4,846
Total	35,493	5,972	44,315	40,968

Disclosure of research and development expense [text block]
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Research and development expenditure	2016	2016	2017	2018
Total research and development expenditure	17,660	3,504	23,386	26,418
Less: Capitalized development expenditure excluded from personnel expenses	1,610	318	3,503	4,545
Net expensed research and development expenditure	16,050	3,186	19,883	21,873

Disclosure of information about key management personnel [text block]
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Compensation of key management personnel	2016	2016	2017	2018
Short-term employee benefits	398	55	946	843
Post-employment and medical benefits	34	7	47	57
Termination benefits	—	—	—	—
Share-based payment transactions	107	—	—	621
Total	539	62	993	1,521